Angel Oak Mortgage Trust I, LLC ABS-15G

Exhibit 99.31

Exception Level

Run Date - XXX

Recovco Loan ID	Loan # 1	Loan # 2	Loan # 3	Exception Category	Exception Sub-Category	Exception Status	Exception Grade	Loan Exception ID	Exception	Exception Detail	Exception Information	Compensating Factors	Seller Comments	Reviewer Comments	Exception Remediation
XXX	2024080041			Credit	Credit	Resolved	Resolved	XXX	Unable to verify PITI on other mortgage debt (ATR)	* Unable to verify XXX on other mortgage related obligations (ATR) (Lvl XXX)	The mortgage statement for the mortgage through XXX attached to the property located at XXX is missing from the loan file. The payment reflected on the credit report does not indicate whether escrows are collected.			XXX Resolved. Received Final XXX for the sale of XXX on XXX	XXX Resolved. Received XXX for the sale of XXX on XXX
XXX	2024080579			Compliance	Disclosures	Resolved	Resolved	XXX	Missing TRID RESPA Disclosures	* Missing TRID RESPA Disclosures (Lvl XXX)	The Initial XXX Statement is missing from the loan file. The defect can be cured by providing the XXX			XXX Resolved. Providing the missing XXX resolved the violation.	XXX Resolved. Providing the missing XXX resolved the violation.
XXX	2024080579			Credit	Credit	Resolved	Resolved	XXX	Credit	* Missing Documentation (Lvl XXX)	The credit report has XXX inquiries on XXX that are not addressed.			XXX Resolved. Received lOX from the lender. inquiries were for the broker	XXX Resolved. Received lOX from the lender. inquiries were for the broker
XXX	2024080579			Compliance	Compliance	Resolved	Resolved	XXX	TRID - XXX tolerance violation	* TRID - XXX tolerance violation (Lvl XXX)	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the following fees on XXX was not accepted because a valid change of circumstance was not provided: Appraisal Fee. A cost to cure in the amount of XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. XXX curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).			XXX Resolved. The refund provided is sufficient to cure the tolerance violation. Because it was reimbursed more than XXX days after consummation, a grade XXX finding was added separately.	XXX Resolved. The refund provided is sufficient to cure the tolerance violation. Because it was reimbursed more than XXX days after consummation, a grade XXX finding was added separately.
XXX	2024080579	Credit	Title Issue	Resolved	Resolved	XXX	Title issue	* Title issue (Lvl XXX)	The XXX Schedule B XXX reflects an open Notice of Commencement that needed to be addressed with an affidavit and Notice of Termination (p.573) and the loan file does not contain evidence this was removed from title.	XXX LTV is below the maximum XXX LTV by XXX
DTI is XXX below maximum DTI of XXX
Borrower has XXX residual income after all expenses.
XXX Representative credit score exceeds the minimum required credit score of XXX by XXX points.
Housing expense reduced by XXX from XXX to XXX

														XXX Resolved. Notice of Termination in file to confirm.	XXX Resolved. Notice of Termination in file to confirm.
XXX	2024080579	Credit	Credit	Resolved	Resolved	XXX	Missing income documentation (ATR)	* Missing income documentation (ATR) (Lvl XXX)	The loan file is missing the XXX business statement ending XXX used to calculate income. The origination income worksheet shows this month was included and the figure from the income worksheet with deposits of XXX for the month with nothing backed out was utilized. The bank statement would be needed to properly calculate audit income.	XXX LTV is below the maximum XXX LTV by XXX
DTI is XXX below maximum DTI of XXX
Borrower has XXX residual income after all expenses.
XXX Representative credit score exceeds the minimum required credit score of XXX by XXX points.
Housing expense reduced by XXX from XXX to XXX

XXX Remains. Received XXX bank statement for XXX

XXX Please provide XXX business statement ending XXX used to calculate income. Document provided is dated XXX

XXX Resolved. Received XXX bank statement for XXX
XXX Remains. Received XXX bank statement for XXX

XXX Please provide XXX business statement ending XXX used to calculate income. Document provided is dated XXX

															XXX Resolved. Received XXX bank statement for XXX
XXX	2024080579	Compliance	Compliance	Active	XXX Curable	XXX	TRID- Initial CD delivery date test fail	* TRID- Initial CD delivery date test fail (Lvl XXX)	This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD issued on XXX was not received by the consumer XXX-business days prior to consummation and a waiver was not provided. The defect can be cured by providing evidence that shows the consumer received the disclosure XXX-business days prior to consummation or a waiver stating why consummation XXX place prior to the XXX-day rule. If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.	XXX LOE confirming CD receipt date provided.	XXX Remains. The Disclosure Tracking Summary did not resolve the initial CD delivery date fail. The tracking shows the CD received on XXX and loan closed on XXX The initial CD issued on XXX was not received by the consumer XXX-business days prior to consummation and a waiver was not provided. The defect can be cured by providing evidence that shows the consumer received the disclosure XXX-business days prior to consummation or a waiver stating why consummation XXX place prior to the XXX-day rule. If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.

XXX Remains. The initial CD issued on XXX and received XXX was not received by the consumer XXX-business days prior to consummation and a waiver was not provided. The initial closing disclosure receipt date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date. The defect can be cured by providing evidence that shows the consumer received the disclosure XXX-business days prior to consummation or a waiver stating why consummation XXX place prior to the XXX-day rule. If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.

XXX Remains. Nothing has been provided showing the initial CD XXX was received by the consumer XXX-business days prior to the consummation date, XXX The CD was received XXX (XXX) and consummation took place XXX (XXX). Therefore, the initial CD was received XXX business days prior to consummation.
XXX Remains. The Disclosure Tracking Summary did not resolve the initial CD delivery date fail. The tracking shows the CD received on XXX and loan closed on XXX The initial CD issued on XXX was not received by the consumer XXX-business days prior to consummation and a waiver was not provided. The defect can be cured by providing evidence that shows the consumer received the disclosure XXX-business days prior to consummation or a waiver stating why consummation took place prior to the XXX-day rule. If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.

XXX Remains. The initial CD issued on XXX and received XXX was not received by the consumer XXX-business days prior to consummation and a waiver was not provided. The initial closing disclosure receipt date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date. The defect can be cured by providing evidence that shows the consumer received the disclosure XXX-business days prior to consummation or a waiver stating why consummation XXX place prior to the XXX-day rule. If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.

XXX Remains. Nothing has been provided showing the initial CD XXX was received by the consumer XXX days prior to the consummation date, XXX The CD was received XXX (XXX) and consummation took place XXX (XXX). Therefore, the initial CD was received XXX business days prior to consummation.

XXX	2024080579			Compliance	Compliance	Active	XXX Acceptable with Warnings	XXX	Missing TRID Reimbursement Documentation (for requ	* Missing TRID Reimbursement Documentation (for requirements not related to a tolerance fail) (Lvl XXX)	XXX This loan failed the reimbursement date post-consummation revised closing disclosure delivery date test. The PCCD issued on XXX was provided more than XXX calendar days after the consummation date, XXX Per § 1026.19(f)(2)(v)), if the creditor cures a tolerance violation by providing a reimbursement to the consumer, the creditor must deliver or place in the mail a corrected Closing Disclosure that reflects the reimbursement no later than XXX calendar days after consummation. No rebuttal response required. Cure accepted XXX days from discovery.
XXX	2024080579	Credit	Credit	Waived	Waived	XXX	Credit history inadequate/does not meet g/l (ATR)	* Credit history insufficient/does not meet guidelines (ATR) (Lvl XXX)	Trade line requirements have not been met. Lender guidelines required XXX trade lines reporting for XXX months with activity in the last XXX months OR XXX trade lines reporting for XXX months with activity in the last XXX months (XXX canceled rent checks may be used for a trade line). Based on this, the borrower only has the XXX months canceled mortgage checks as XXX trade line that meets the requirements. XXX Exception received for borrower not having XXX additional tradeline for XXX months. compensating factors listed XXX credit score, XXX LTV, XXX months reserves and XXX years in profession.	XXX LTV is below the maximum XXX LTV by XXX
DTI is XXX below maximum DTI of XXX
Borrower has XXX residual income after all expenses.
XXX Representative credit score exceeds the minimum required credit score of XXX by XXX points.
Housing expense reduced by XXX from XXX to XXX
XXX Condition downgraded to EV2 with compensating factors. Exception received for borrower not having XXX additional tradeline for XXX months. compensating factors listed XXX credit score, XXX LTV, XXX months reserves and XXX years in profession.
XXX Condition downgraded to EV2 with compensating factors. Exception received for borrower not having XXX additional tradeline for XXX months. compensating factors listed XXX credit score, XXX LTV, XXX months reserves and XXX years in profession.